Pension and Postretirement Benefits (Net Assets Available For Benefits) (Details) - Pension Benefit [Member] - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Sep. 09, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan assets recognized in the consolidated financial statements	$ 42,610	[1]	$ 42,195	[1]	$ 45,163
Preferred equity interest in Mobility	8,477		8,714			$ 9,104
Net assets available for benefits	$ 51,087		$ 50,909

[1]
Net assets available for benefits were $51,087 at December 31, 2016 and $50,909 at December 31, 2015 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $8,477 and $8,714, respectively.